As filed with the Securities and Exchange Commission on October 19, 2015.

Registration Nos. 811-08946

333-60833

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 60	☑

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 490	☑

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Office) (Zip Code)

(949) 219-3943

(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage

Assistant Vice President

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, California 92660

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☑	on October 20, 2015 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered: interests in the Separate Account under Pacific Value, Pacific Value for Prudential Securities and Pacific Value Select individual flexible premium deferred variable annuity contracts.

Filing Fee: None

Prospectus

(Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.)

Supplement dated October 20, 2015 to the Prospectus dated May 1, 2015 for the Pacific Value variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Contract Prospectus unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This supplement must be preceded or accompanied by the Contract Prospectus dated May 1, 2015, as supplemented. Please retain it for future reference.

All changes in this supplement will occur October 30, 2015, unless otherwise noted below.

Starting October 26, 2015, the address used for overnight delivery will change to the following:

Pacific Life Insurance Company

6750 Mercy Road, 4th Floor, RSD

Omaha, Nebraska 68106

From October 26, 2015 through November 20, 2015, any correspondence (including but not limited to subsequent Purchase Payments, applications and/or other forms, written requests, or questions) mailed, In Proper Form, to the prior overnight address (1299 Farnam Street, 6th Floor, RSD, Omaha, Nebraska 68102) will be considered received as of the day of receipt and forwarded to the new address set forth above. Beginning November 21, 2015, any correspondence mailed to the prior overnight address will be forwarded to the new overnight address set forth above and will be considered received once it arrives, In Proper Form, at the new overnight address.

The following Investment Options will be available:

AMERICAN FUNDS INSURANCE SERIES®	INVESTMENT GOAL	MANAGER
American Funds® IS Asset Allocation FundSM Class 4	Provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Management CompanySM
American Funds® IS Blue Chip Income and Growth FundSM Class 4	Produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Management CompanySM
American Funds® IS Bond FundSM Class 4	Provide as high a level of current income as is consistent with the preservation of capital.	Capital Research and Management CompanySM
American Funds® IS Global Balanced FundSM Class 4	Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.	Capital Research and Management CompanySM
American Funds® IS Global Bond FundSM Class 4	Provide you, over the long term, with a high level of total return consistent with prudent investment management.	Capital Research and Management CompanySM
American Funds® IS Global Growth and Income FundSM Class 4	Provide you with long-term growth of capital while providing current income.	Capital Research and Management CompanySM
American Funds® IS Global Small Capitalization FundSM Class 4	Provide you with long-term growth of capital.	Capital Research and Management CompanySM
American Funds® IS Growth FundSM Class 4	Provide you with growth of capital.	Capital Research and Management CompanySM
American Funds® IS Growth-Income FundSM Class 4	Provide long-term growth of capital and income.	Capital Research and Management CompanySM
American Funds® IS High-Income Bond FundSM Class 4	Provide you with a high level of current income. Its secondary investment objective is capital appreciation.	Capital Research and Management CompanySM

FIRST TRUST VARIABLE INSURANCE TRUST	INVESTMENT GOAL	MANAGER
First Trust Dorsey Wright Tactical Core Portfolio Class I	Seeks to provide total return.	First Trust Advisors L.P.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST	INVESTMENT GOAL	MANAGER
ClearBridge Variable Aggressive Growth Portfolio – Class II	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST	INVESTMENT GOAL	MANAGER
Neuberger Berman AMT Absolute Return Multi-Manager Portfolio Class S	Seeks capital appreciation with an emphasis on absolute (i.e., positive) returns.	Neuberger Berman Management LLC

OPPENHEIMER VARIABLE ACCOUNT FUNDS	INVESTMENT GOAL	MANAGER
Oppenheimer Global Fund/VA Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER
Diversified Alternatives Portfolio	Seeks to provide total return.	Pacific Life Fund Advisors LLC

For more information on the new Fund portfolios, including a discussion of the investment techniques, charges and expenses, and risks associated with each portfolio’s investments, see the applicable Fund prospectus. You can obtain an applicable Fund prospectus by contacting your financial advisor or online at www.PacificLife.com.

The Subadviser for the Pacific Select Fund Small-Cap Value Portfolio will be changed to the following:

AllianceBernstein L.P.

Effective October 1, 2015, the Adviser for the Fidelity VIP FundsManager® 60% Portfolio (Service Class 2) changed to the following:

Fidelity Management & Research Co., Inc.

The term Fund under the TERMS USED IN THIS PROSPECTUS section is amended to include the following:

Legg Mason Partners Variable Equity Trust, Neuberger Berman Advisers Management Trust, and Oppenheimer Variable Account Funds.

The second and third bullets of the Transferring Among Investment Options subsection of the OVERVIEW section and the Transfers and Market-timing Restrictions subsection of the HOW YOUR PURCHASE PAYMENTS ARE ALLOCATED section are replaced with the following:

•	Only 2 transfers in any calendar month may involve any of the following Investment Options: American Funds IS Capital Income Builder Fund, American Funds IS Global Balanced Fund, American Funds IS Global Bond Fund, American Funds IS Global Growth Fund, American Funds IS Global Growth and Income Fund, American Funds IS Global Small Capitalization Fund, American Funds IS International Fund, American Funds IS International Growth and Income Fund, American Funds IS New World Fund, Invesco V.I. Balanced-Risk Allocation Fund, BlackRock Global Allocation V.I. Fund, GE Investments Total Return Fund, International Value Portfolio, International Small-Cap Portfolio, International Large-Cap Portfolio, Emerging Markets Portfolio, Emerging Markets Debt Portfolio, First Trust/Dow Jones Dividend & Income Allocation Portfolio, Fidelity VIP FundsManager 60% Portfolio, Franklin Mutual Global Discovery VIP Fund, Templeton Global Bond VIP Fund, Ivy Funds VIP Energy, Lord Abbett International Core Equity Portfolio, Lord Abbett Total Return Portfolio, Oppenheimer Global Fund/VA or Oppenheimer International Growth Fund/VA.

2

•	Only 2 transfers into or out of each American Funds IS Asset Allocation Fund, American Funds IS Blue Chip Income and Growth Fund, American Funds IS Bond Fund, American Funds IS Growth Fund, American Funds IS Growth-Income Fund, American Funds IS High-Income Bond Fund, American Funds IS Managed Risk Allocation Fund, American Funds IS U.S. Government/AAA-Rated Securities Fund, Global Absolute Return Portfolio, Currency Strategies Portfolio, Lord Abbett Bond Debenture Portfolio, MFS Utilities Series, PIMCO CommodityRealReturn Strategy Portfolio, or Van Eck Global Hard Assets Fund Investment Option may occur in any calendar month.

The table in the Total Annual Fund Operating Expenses subsection of the OVERVIEW section is replaced with the following:

	Minimum	Maximum
Range of total annual portfolio operating expenses before any waivers or expense reimbursements	0.28%	8.84%
Range of total annual portfolio operating expenses after any waivers or expense reimbursements	0.28%	3.26%

To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain Portfolios of their respective Funds which may reduce the Portfolio’s expenses. The range of expenses in the first row above does not include the effect of any waiver and/or expense reimbursement arrangement. The range of expenses in the second row above includes the effect of Fund waiver and/or expense reimbursement arrangements that are in effect. The waiver and/or reimbursement arrangements vary in length. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding annual operating expenses and any waivers or reimbursements in effect for a particular Fund.

The table and footnote in the Examples subsection of the OVERVIEW section is replaced with the following:

•	If you surrendered your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$2,468	$5,252	$7,610	$11,949
Minimum*	$981	$1,160	$1,363	$1,987

•	If you annuitized your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$2,468	$4,622	$7,160	$11,949
Minimum*	$981	$530	$913	$1,987

•	If you did not surrender or annuitize, but left the money in your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$1,658	$4,622	$7,160	$11,949
Minimum*	$171	$530	$913	$1,987

* In calculating the examples above, we used the maximum and minimum total operating expenses of all the Portfolios as shown in the Fees And Expenses section of each Fund Prospectus. For more information on Contract fees and expenses, see CHARGES, FEES AND DEDUCTIONS in the Contract Prospectus, and see each Fund Prospectus. See the FINANCIAL HIGHLIGHTS (Condensed Financial Information) appendix in the Contract Prospectus for condensed financial information about the Subaccounts.

The Investment Adviser subsection under the YOUR INVESTMENT OPTIONS section is amended to include the following:

Legg Mason Partners Fund Advisor, LLC is the investment manager of the Legg Mason Partners Variable Equity Trust.

Neuberger Berman Management, LLC is the investment adviser of the Neuberger Berman Advisers Management Trust.

OppenheimerFunds, Inc. is the investment adviser of the Oppenheimer Variable Account Funds.

The following Investment Options are added as available Investment Options within the Custom Model program:

•	American Funds IS Growth Fund is added to Category B
•	American Funds IS Growth-Income Fund is added to Category B
•	American Funds IS Asset Allocation Fund is added to Category D

3

The following portfolio has been added as an allowable Investment Option under the Investment Allocation Requirements subsection in the OPTIONAL LIVING BENEFIT RIDERS section:

American Funds IS Asset Allocation Fund

The second paragraph of the Service Arrangements subsection under the ADDITIONAL INFORMATION section is amended to include the following:

Legg Mason Investor Services, LLC, pays us for each Legg Mason Partners Variable Equity Trust portfolio (Class II) held by our separate accounts. Neuberger Berman Management LLC pays us for each Neuberger Berman Advisers Management Trust portfolio (Class S) held by our separate accounts. OppenheimerFunds Distributor, Inc. pays us for each Oppenheimer Variable Account Funds portfolio (Service Shares) held by our separate accounts.

Form No.  PVSUP1015

Supplement dated October 20, 2015 to the Prospectus dated May 1, 2015 for the Pacific Value Select (offered before October 1, 2013) variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Contract Prospectus unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life Insurance Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This supplement must be preceded or accompanied by the Contract Prospectus dated May 1, 2015, as supplemented. Please retain it for future reference.

All changes in this supplement will occur October 30, 2015, unless otherwise noted below.

Starting October 26, 2015, the address used for overnight delivery will change to the following:

Pacific Life Insurance Company

6750 Mercy Road, 4th Floor, RSD

Omaha, Nebraska 68106

From October 26, 2015 through November 20, 2015, any correspondence (including but not limited to subsequent Purchase Payments, applications and/or other forms, written requests, or questions) mailed, In Proper Form, to the prior overnight address (1299 Farnam Street, 6th Floor, RSD, Omaha, Nebraska 68102) will be considered received as of the day of receipt and forwarded to the new address set forth above. Beginning November 21, 2015, any correspondence mailed to the prior overnight address will be forwarded to the new overnight address set forth above and will be considered received once it arrives, In Proper Form, at the new overnight address.

The following Investment Options will be available:

AMERICAN FUNDS INSURANCE SERIES®	INVESTMENT GOAL	MANAGER
American Funds® IS Asset Allocation FundSM Class 4	Provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Management CompanySM
American Funds® IS Blue Chip Income and Growth FundSM Class 4	Produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Management CompanySM
American Funds® IS Bond FundSM Class 4	Provide as high a level of current income as is consistent with the preservation of capital.	Capital Research and Management CompanySM
American Funds® IS Global Balanced FundSM Class 4	Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.	Capital Research and Management CompanySM
American Funds® IS Global Bond FundSM Class 4	Provide you, over the long term, with a high level of total return consistent with prudent investment management.	Capital Research and Management CompanySM
American Funds® IS Global Growth and Income FundSM Class 4	Provide you with long-term growth of capital while providing current income.	Capital Research and Management CompanySM
American Funds® IS Global Small Capitalization FundSM Class 4	Provide you with long-term growth of capital.	Capital Research and Management CompanySM
American Funds® IS Growth FundSM Class 4	Provide you with growth of capital.	Capital Research and Management CompanySM
American Funds® IS Growth-Income FundSM Class 4	Provide long-term growth of capital and income.	Capital Research and Management CompanySM
American Funds® IS High-Income Bond FundSM Class 4	Provide you with a high level of current income. Its secondary investment objective is capital appreciation.	Capital Research and Management CompanySM

FIRST TRUST VARIABLE INSURANCE TRUST	INVESTMENT GOAL	MANAGER
First Trust Dorsey Wright Tactical Core Portfolio Class I	Seeks to provide total return.	First Trust Advisors L.P.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST	INVESTMENT GOAL	MANAGER
ClearBridge Variable Aggressive Growth Portfolio – Class II	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST	INVESTMENT GOAL	MANAGER
Neuberger Berman AMT Absolute Return Multi-Manager Portfolio Class S	Seeks capital appreciation with an emphasis on absolute (i.e., positive) returns.	Neuberger Berman Management LLC

OPPENHEIMER VARIABLE ACCOUNT FUNDS	INVESTMENT GOAL	MANAGER
Oppenheimer Global Fund/VA Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER
Diversified Alternatives Portfolio	Seeks to provide total return.	Pacific Life Fund Advisors LLC

For more information on the new Fund portfolios, including a discussion of the investment techniques, charges and expenses, and risks associated with each portfolio’s investments, see the applicable Fund prospectus. You can obtain an applicable Fund prospectus by contacting your financial advisor or online at www.PacificLife.com.

The Subadviser for the Pacific Select Fund Small-Cap Value Portfolio will be changed to the following:

AllianceBernstein L.P.

Effective October 1, 2015, the Adviser for the Fidelity VIP FundsManager® 60% Portfolio (Service Class 2) changed to the following:

Fidelity Management & Research Co., Inc.

The term Fund under the TERMS USED IN THIS PROSPECTUS section is amended to include the following:

Legg Mason Partners Variable Equity Trust, Neuberger Berman Advisers Management Trust, and Oppenheimer Variable Account Funds.

The second and third bullets of the Transferring Among Investment Options subsection of the OVERVIEW section and the Transfers and Market-timing Restrictions subsection of the HOW YOUR PURCHASE PAYMENTS ARE ALLOCATED section are replaced with the following:

•	Only 2 transfers in any calendar month may involve any of the following Investment Options: American Funds IS Capital Income Builder Fund, American Funds IS Global Balanced Fund, American Funds IS Global Bond Fund, American Funds IS Global Growth Fund, American Funds IS Global Growth and Income Fund, American Funds IS Global Small Capitalization Fund, American Funds IS International Fund, American Funds IS International Growth and Income Fund, American Funds IS New World Fund, Invesco V.I. Balanced-Risk Allocation Fund, BlackRock Global Allocation V.I. Fund, GE Investments Total Return Fund, International Value Portfolio, International Small-Cap Portfolio, International Large-Cap Portfolio, Emerging Markets Portfolio, Emerging Markets Debt Portfolio, First Trust/Dow Jones Dividend & Income Allocation Portfolio, Fidelity VIP FundsManager 60% Portfolio, Franklin Mutual Global Discovery VIP Fund, Templeton Global Bond VIP Fund, Ivy Funds VIP Energy, Lord Abbett International Core Equity Portfolio, Lord Abbett Total Return Portfolio, Oppenheimer Global Fund/VA or Oppenheimer International Growth Fund/VA.

2

•	Only 2 transfers into or out of each American Funds IS Asset Allocation Fund, American Funds IS Blue Chip Income and Growth Fund, American Funds IS Bond Fund, American Funds IS Growth Fund, American Funds IS Growth-Income Fund, American Funds IS High-Income Bond Fund, American Funds IS Managed Risk Allocation Fund, American Funds IS U.S. Government/AAA-Rated Securities Fund, Global Absolute Return Portfolio, Currency Strategies Portfolio, Lord Abbett Bond Debenture Portfolio, MFS Utilities Series, PIMCO CommodityRealReturn Strategy Portfolio, or Van Eck Global Hard Assets Fund Investment Option may occur in any calendar month.

The table in the Total Annual Fund Operating Expenses subsection of the OVERVIEW section is replaced with the following:

	Minimum	Maximum
Range of total annual portfolio operating expenses before any waivers or expense reimbursements	0.28%	8.84%
Range of total annual portfolio operating expenses after any waivers or expense reimbursements	0.28%	3.26%

To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain Portfolios of their respective Funds which may reduce the Portfolio’s expenses. The range of expenses in the first row above does not include the effect of any waiver and/or expense reimbursement arrangement. The range of expenses in the second row above includes the effect of Fund waiver and/or expense reimbursement arrangements that are in effect. The waiver and/or reimbursement arrangements vary in length. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding annual operating expenses and any waivers or reimbursements in effect for a particular Fund.

The table and footnote in the Examples subsection of the OVERVIEW section is replaced with the following:

•	If you surrendered your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$2,424	$5,215	$7,494	$11,566
Minimum*	$1,014	$1,352	$1,626	$2,347

•	If you annuitized your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$2,424	$4,495	$6,954	$11,566
Minimum*	$1,014	$632	$1,086	$2,347

•	If you did not surrender or annuitize, but left the money in your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$1,614	$4,495	$6,954	$11,566
Minimum*	$204	$632	$1,086	$2,347

* In calculating the examples above, we used the maximum and minimum total operating expenses of all the Portfolios as shown in the Fees And Expenses section of each Fund Prospectus. For more information on Contract fees and expenses, see CHARGES, FEES AND DEDUCTIONS in the Contract Prospectus, and see each Fund Prospectus. See the FINANCIAL HIGHLIGHTS (Condensed Financial Information) appendix in the Contract Prospectus for condensed financial information about the Subaccounts.

The Investment Adviser subsection under the YOUR INVESTMENT OPTIONS section is amended to include the following:

Legg Mason Partners Fund Advisor, LLC is the investment manager of the Legg Mason Partners Variable Equity Trust.

Neuberger Berman Management, LLC is the investment adviser of the Neuberger Berman Advisers Management Trust.

OppenheimerFunds, Inc. is the investment adviser of the Oppenheimer Variable Account Funds.

The following Investment Options are added as available Investment Options within the Custom Model program:

•	American Funds IS Growth Fund is added to Category B
•	American Funds IS Growth-Income Fund is added to Category B
•	American Funds IS Asset Allocation Fund is added to Category D

3

The following portfolio has been added as an allowable Investment Option under the Investment Allocation Requirements subsection in the OPTIONAL LIVING BENEFIT RIDERS section:

American Funds IS Asset Allocation Fund

The second paragraph of the Service Arrangements subsection under the ADDITIONAL INFORMATION section is amended to include the following:

Legg Mason Investor Services, LLC, pays us for each Legg Mason Partners Variable Equity Trust portfolio (Class II) held by our separate accounts. Neuberger Berman Management LLC pays us for each Neuberger Berman Advisers Management Trust portfolio (Class S) held by our separate accounts. OppenheimerFunds Distributor, Inc. pays us for each Oppenheimer Variable Account Funds portfolio (Service Shares) held by our separate accounts.

Form No. PVSSUP1015

PART II

Part C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: None

Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2014 and for each of the periods presented which are incorporated by reference from the 2014 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2)	Depositor’s Financial Statements

Audited Consolidated Financial Statements dated as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014, included in Part B include the following for Pacific Life:

Independent Auditors’ Report

Consolidated Statements of Financial Condition

Consolidated Statements of Operations

Consolidated Statements of Stockholder’s Equity

Consolidated Statements of Cash Flows

Notes to Consolidated Financial Statements

(b)	Exhibits

1.	(a)

Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

(b)

Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-11-061492 filed on June 24, 2011, and incorporated by reference herein.

	(b)	Form of Selling Agreement between Pacific Life, PSD and Various Broker-Dealers; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-06-000529 filed on April 18, 2006 and incorporated by reference herein.

4.	(a)	(1)	Individual Flexible Premium Deferred Variable Annuity Contract (Form No. PV9808); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

		(2)	Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-1100); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-03-015148, filed on June 30, 2003 and incorporated by reference herein.

		(3)	Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10- 1108); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-04-000263, filed on March 2, 2004 and incorporated by reference herein.

		(4)	Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-1221); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-11-061492 filed on June 24, 2011, and incorporated by reference herein.

	(b)	Qualified Pension Plan Rider (Form No. R90-Pen-V); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

	(c)	(1)	403(b) Tax-Sheltered Annuity Rider; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-02-000786 filed on April 30, 2002 and incorporated by reference herein.

		(2)	403(b) Tax-Sheltered Annuity Rider (Form No. 20-1156); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-08-001557, filed on December 4, 2008, and incorporated by reference herein.

		(3)	403(b) Tax-Sheltered Annuity Rider (Form No. ICC12:20-1270); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-13-000801 filed on February 5, 2013 and incorporated by reference herein.

	(d)	(1)	Section 457 Plan Rider (Form No. R95-457); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

		(2)	Section 457 Plan Rider (Form No. ICC12:20-1271); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-13-000801 filed on February 5, 2013 and incorporated by reference herein.

	(e)	(1)	Individual Retirement Annuity Rider (Form No. 20-18900); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-02-000786 filed on April 30, 2002 and incorporated by reference herein.

		(2)	Individual Retirement Annuity Rider (Form No. ICC12:20-1266); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-13-000801 filed on February 5, 2013 and incorporated by reference herein.

	(f)	(1)	Roth Individual Retirement Annuity Rider (Form No. 20-19000); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-02-000786 filed on April 30, 2002 and incorporated by reference herein.

		(2)	Roth Individual Retirement Annuity Rider (Form No. ICC12:20-1267); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-13-000801 filed on February 5, 2013 and incorporated by reference herein.

	(g)	(1)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-19100); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-02-000786 filed on April 30, 2002 and incorporated by reference herein.

		(2)	SIMPLE Individual Retirement Annuity Rider (Form No. ICC12:20-1268); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-13-000801 filed on February 5, 2013 and incorporated by reference herein.

	(h)	(1)	Qualified Retirement Plan Rider; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-02-000786 filed on April 30, 2002 and incorporated by reference herein.

		(2)	Qualified Retirement Plan Rider (Form No. ICC12:20-1269); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-13-000801 filed on February 5, 2013 and incorporated by reference herein.

	(i)	Stepped-Up Death Benefit Rider No. (Form No. R9808.SDB); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

	(j)	(1)	Premier Death Benefit Rider (Form No. R9808.PDB); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

		(2)	Premier Death Benefit Rider (Form No. 20-18000); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-02-000786 filed on April 30, 2002 and incorporated by reference herein.

	(k)	Guaranteed Income Advantage (GIA) Rider (Form No. 23-111499); Included in Registrant’s Form 497, File No. 333-60833, Accession No. 0001017062-99-001498, filed on August 17, 1999, and incorporated by reference herein.

	(l)	Guaranteed Earnings Enhancement (EEG) Rider (Form No. 20-14900); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-01-000458, filed on March 2, 2001, and incorporated by reference herein.

(m)	Guaranteed Protection Advantage (GPA) Rider (Form No. 20-16200); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-02-000786 filed on April 30, 2002 and incorporated by reference herein.

(n)	Guaranteed Protection Advantage (GPA) 5 Rider (Form No. 20-19500); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-03-000462, filed on March 18, 2003 and incorporated by reference herein.

(o)	(1)	Income Access Rider (Form No. 20-19808); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-03-000462, filed on March 18, 2003 and incorporated by reference herein.

	(2)	Income Access Rider (Form No. 20-1104); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-04-031218, filed on February 27, 2004 and incorporated by reference herein.

	(3)	Income Access Endorsement (Form No. 15-1122); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-05-000441 filed on June 15, 2005 and incorporated by reference herein.

	(4)	Excess Withdrawal Endorsement (Form No. 15-1152C); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(p)	(1)	DCA Plus Fixed Option Rider (Form No. 20-1103); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-03-043305, filed on August 28, 2003 and incorporated by reference herein.

	(2)	DCA Plus Fixed Option Rider (Form No. ICC 11:20-1219); Included in Registrant’s Form N-4, File No. 333-175279, Accession No. 0000950123-11-063391 filed on July 1, 2011, and incorporated by reference herein.

(q)	Guaranteed Income Advantage II Rider (Form No. 20-1109); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-04-031218, filed on February 27, 2004 and incorporated by reference herein.

(r)	Guaranteed Income Advantage 5 Rider (Form No. 20-1102); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-04-031218, filed on February 27, 2004 and incorporated by reference herein.

(s)	Guaranteed Income Annuity (GIA) Rider (Form No. 20-1118); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-04-000883, filed on October 15, 2004 and incorporated by reference herein.

(t)	(1)	Guaranteed Withdrawal Benefit Rider (Form No. 20-1119); also known as Income Access Plus Rider; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-04-000883, filed on October 15, 2004 and incorporated by reference herein.

	(2)	Guaranteed Withdrawal Benefit Endorsement (Form No. 15-1123); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-05-000441 filed on June 15, 2005 and incorporated by reference herein.

	(3)	Excess Withdrawal Endorsement (Form No. 15-1152E); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-08-001268, filed on September 11, 2008, and incorporated by reference herein.

(u)	(1)	Enhanced Guaranteed Withdrawal Benefit Rider (Form No. 20-1120); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-05-000571 filed on August 2, 2005 and incorporated by reference herein.

	(2)	Excess Withdrawal Endorsement (Form No. 15-1152A); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-08-001268, filed on September 11, 2008, and incorporated by reference herein.

(v)	(1)	5% Guaranteed Withdrawal Benefit Rider (Form No. 20-1131); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-06-001252 filed on October 19, 2006 and incorporated by reference herein.

	(2)	Excess Withdrawal Endorsement (Form No. 15-1152); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(w)	(1)	Joint Life 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-1135); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-07-000447, filed on April 17, 2007, and incorporated by reference herein.

	(2)	Excess Withdrawal Endorsement (Form No. 15-1152B); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(x)	Guaranteed Protection Advantage 3 Rider (Form No. 20-1145); Included in Registrant’s Form N-4, File No. 333-141135, Accession No. 0000892569-07-001521, filed on December 12, 2007, and incorporated by reference herein.

(y)	(1)	Guaranteed Withdrawal Benefit II Rider (Form No. 20-1146); Included in Registrant’s Form N-4, File No. 333-141135, Accession No. 0000892569-07-001521, filed on December 12, 2007, and incorporated by reference herein.

	(2)	Excess Withdrawal Endorsement (Form No. 15-1152); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(z)	Guaranteed Withdrawal Benefit III Rider (Form No. 20-1153); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(aa)	Guaranteed Withdrawal Benefit Rider (Form No. 20-1154); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(bb)	Joint Life Guaranteed Withdrawal Benefit Rider (Form No. 20-1155); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(cc)	Core Withdrawal Benefit Rider (Form No. 20-1162); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-09-000061, filed on February 9, 2009, and incorporated by reference herein.

(dd)	Guaranteed Withdrawal Benefit IV Rider (Form No. 20-1176); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000950123-09-050719, filed on October 16, 2009, and incorporated by reference herein.

	(ee)	Core Withdrawal Benefit II Rider (Form No. 20-1178); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

	(ff)	Guaranteed Withdrawal Benefit V Rider — Single Life (Form No. ICC 10:20-1194); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-115915 filed on December 23, 2010, and incorporated by reference herein.

	(gg)	Guaranteed Withdrawal Benefit V Rider — Joint Life (Form No. ICC 10:20-1195); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-115915 filed on December 23, 2010, and incorporated by reference herein.

	(hh)	Guaranteed Withdrawal Benefit VII Rider — Single Life (Form No. ICC 11:20-1204); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-11-036409 filed on April 18, 2011, and incorporated by reference herein.

	(ii)	Guaranteed Withdrawal Benefit VII Rider — Joint Life (Form No. ICC 11:20-1205); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-11-036409 filed on April 18, 2011, and incorporated by reference herein.

	(jj)	Guaranteed Withdrawal Benefit XII Rider — Single Life (Form No. ICC 12:20-1256); included in Registration Statement on Form N-4, File No. 333-185327, Accession No. 0000950123-12-013640 filed on December 7, 2012 and incorporated by reference herein.

	(kk)	Guaranteed Withdrawal Benefit XII Rider — Joint Life (Form No. ICC 12:20-1257); included in Registration Statement on Form N-4, File No. 333-185327, Accession No. 0000950123-12-013640 filed on December 7, 2012 and incorporated by reference herein.

	(ll)	Guaranteed Withdrawal Benefit X Rider — Single Life (Form No. ICC 12:20-1258); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-13-002338 filed on April 18, 2013, and incorporated by reference herein.

	(mm)	Guaranteed Withdrawal Benefit X Rider — Joint Life (Form No. ICC 12:20-1259); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-13-002338 filed on April 18, 2013, and incorporated by reference herein.

	(nn)	Guaranteed Withdrawal Benefit XIII Rider (Form No. ICC 12:20-1263); included in Registration Statement on Form N-4, File No. 333-185327, Accession No. 0000950123-12-013640 filed on December 7, 2012 and incorporated by reference herein.

	(oo)	Guaranteed Minimum Accumulation Benefit Rider (Form No. ICC 12:20-1254); included in Registration Statement on Form N-4, File No. 333-185327, Accession No. 0000950123-12-013640 filed on December 7, 2012 and incorporated by reference herein.

5.	(a)	(1) Variable Annuity Application for Pacific Value (Form No. 25-12510); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-00-002449, filed on December 7, 2000, and incorporated by reference herein.

(2) Variable Annuity Application for Pacific Value for Prudential Securities; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-01-500473, filed on June 15, 2001, and incorporated by reference herein.

(3) Variable Annuity Application for Pacific Value (Form No. 25-1100); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-03-015148, filed on June 30, 2003 and incorporated by reference herein.

(4) Variable Annuity Application for Pacific Value for Prudential Securities (Form No. 25-1100); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-03-015148, filed on June 30, 2003 and incorporated by reference herein.

(5) Variable Annuity Application for Pacific Value (Form No. 25-1108); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-04-000263, filed on March 2, 2004 and incorporated by reference herein.

(6) Variable Annuity Application for Pacific Value (Form No. 25-1108-2); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-06-000529 filed on April 18, 2006 and incorporated by reference herein.

(7) Variable Annuity Application for Pacific Value Select (Form No. 25-1198); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-11-061492 filed on June 24, 2011, and incorporated by reference herein.

	(b)	Variable Annuity PAC APP; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

	(c)	Application/Confirmation Form; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-00-000578, filed on February 29, 2000, and incorporated by reference herein.

	(d)	Guaranteed Earnings Enhancement (EEG) Rider Request Application; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-01-000458, filed on March 2, 2001, and incorporated by reference herein.

	(e)	Guaranteed Protection Advantage (GPA) Rider Request Form (Form No. 55- 16600); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-02-000786 filed on April 30, 2002 and incorporated by reference herein.

	(f)	Guaranteed Protection Advantage 5 Rider Request Form (Form No. 2311-3A); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-03-000462, filed on March 18, 2003 and incorporated by reference herein.

	(g)	Income Access Rider Request Form (Form No. 2315-3A); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-03-000462, filed on March 18, 2003 and incorporated by reference herein.

	(h)	Portfolio Optimization Rider Request Form (Form No. 2311-5A); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-04-000883, filed on October 15, 2004 and incorporated by reference herein.

	(i)	Portfolio Optimization Enrollment/Rider Request Form (Form No. 2150-5B); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-05-000268 filed on April 21, 2005 and incorporated by reference herein.

	(j)	Portfolio Optimization Enrollment/Rider Request Form (Form No. 2150-6B); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-06-000529 filed on April 18, 2006 and incorporated by reference herein.

6.	(a)	Pacific Life’s Articles of Incorporation; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

	(b)	By-laws of Pacific Life; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

	(c)	Pacific Life’s Restated Articles of Incorporation; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-06-000529 filed on April 18, 2006 and incorporated by reference herein.

	(d)	By-laws of Pacific Life As Amended September 1, 2005; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-06-000529 filed on April 18, 2006 and incorporated by reference herein.

7.	(a)	Form of Reinsurance Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-08-000623, filed on April 22, 2008, and incorporated by reference herein.

	(b)	Reinsurance Agreement with Union Hamilton

8.	(a)	Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-01-500166, filed on May 1, 2001, and incorporated by reference herein.

	(b)	Form of The Prudential Series Fund, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-01-500473, filed on June 15, 2001, and incorporated by reference herein.

	(c)	Addendum to the Fund Participation Agreement (to add the Equity Income and Research Portfolios); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-02-000786 filed on April 30, 2002 and incorporated by reference herein.

	(d)	Fund Participation Agreement Between Pacific Life Insurance Company, Pacific Select Distributors, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company; Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000892569-05-000253, filed on April 19, 2005 and incorporated by reference herein.

	(e)	Form of AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

	(f)	Form of BlackRock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Fund, Inc.) Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-13-399328 filed on October 15, 2013, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-13-399328 filed on October 15, 2013, and incorporated by reference herein.

(3) Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

(4) Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-13-399328 filed on October 15, 2013, and incorporated by reference herein.

(5) Fifth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

	(g)	Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

(2) Addendum to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-11-036409 filed on April 18, 2011, and incorporated by reference herein.

(3) Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-14-143822 filed on April 15, 2014, and incorporated by reference herein.

(4) Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(5) Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.

	(h)	Form of AllianceBernstein Investments, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

	(i)	Form of BlackRock Distributors, Inc. (formerly called FAM Distributors, Inc.) Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(1) First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

(2) Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(3) Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(4) Fourth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.

	(j)	Form of Franklin Templeton Services, LLC Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

(1) First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

(2) Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-12-502959, filed on December 14, 2012, and incorporated by reference herein.

(3) Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-12-502959, filed on December 14, 2012, and incorporated by reference herein.

(4) Fourth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(5) Fifth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.

(k)	Form of AIM Variable Insurance Funds Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-08-001557, filed on December 4, 2008, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-12-006358 filed on April 23, 2012, and incorporated by reference herein.

(l)	Form of Invesco Aim Distributors, Inc. Distribution Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-08-001557, filed on December 4, 2008, and incorporated by reference herein.

(m)	Form of Invesco Aim Advisors, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-08-001557, filed on December 4, 2008, and incorporated by reference herein.

(n)	Form of GE Investments Funds, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-08-001557, filed on December 4, 2008, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

	(3)	Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(o)	Form of GE Investment Distributors, Inc. Distribution and Services Agreement (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

(p)	Form of Van Kampen Life Investment Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-08-001557, filed on December 4, 2008, and incorporated by reference herein.

(q)	Form of Van Kampen Funds, Inc. Shareholder Service Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-08-001557, filed on December 4, 2008, and incorporated by reference herein.

(r)	Form of Van Kampen Asset Management Administrative Services Letter Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000892569-08-001557, filed on December 4, 2008, and incorporated by reference herein.

(s)	Form of GE Investments Funds, Inc. Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

	(1)	First Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

	(2)	Second Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(t)	Form of PIMCO Variable Insurance Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-11-036409 filed on April 18, 2011, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-11-036409 filed on April 18, 2011, and incorporated by reference herein.

(u)	Form of Allianz Global Investors Distributors LLC Selling Agreement; Included in Registrant’s Form N-4, File No. 333- 60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

(v)	Form of PIMCO LLC Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

	(1)	First Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-12-502959, filed on December 14, 2012, and incorporated by reference herein.

	(2)	Second Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-14-143822 filed on April 15, 2014, and incorporated by reference herein.

(w)	Form of MFS Variable Insurance Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-11-036409 filed on April 18, 2011, and incorporated by reference herein.

	(3)	Third Amendment to Participation Agreement.; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.

(x)	(1)	Form of MFS Variable Insurance Trust Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein.

	(2)	Form of MFS Variable Insurance Trust Administrative Services Agreement.; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.

(y)	Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Funds V); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-12-006358 filed on April 23, 2012, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-12-006358 filed on April 23, 2012, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-12-006358 filed on April 23, 2012, and incorporated by reference herein.

(z)	Service Contract with Fidelity Distributors Corporation; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-12-006358 filed on April 23, 2012, and incorporated by reference herein.

	(1)	Amendment to Service Contract; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-12-006358 filed on April 23, 2012, and incorporated by reference herein.

	(aa)	Participation Agreement with First Trust Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-12-006358 filed on April 23, 2012, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-14-143822 filed on April 15, 2014, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement

	(bb)	Administrative Services Agreement with First Trust Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-12-006358 filed on April 23, 2012, and incorporated by reference herein.

(1) First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-14-143822 filed on April 15, 2014, and incorporated by reference herein.

(2) Second Amendment to Administrative Services Agreement; ; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(3) Third Amendment to Administrative Services Agreement

	(cc)	Support Agreement with First Trust Advisors L.P.; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-12-006358 filed on April 23, 2012, and incorporated by reference herein.

(1) First Amendment to Support Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-14-143822 filed on April 15, 2014, and incorporated by reference herein.

(2) Second Amendment to Support Agreement

	(dd)	Form of American Century Investment Services, Inc. Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012.

	(ee)	Form of American Century Investment Services, Inc. Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012.

(1) First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-12-502959, filed on December 14, 2012, and incorporated by reference herein.

	(ff)	Participation Agreement with Janus Aspen Series; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-12-502959, filed on December 14, 2012, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.

	(gg)	Distribution and Shareholder Service Agreement with Janus Capital Management LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

	(hh)	Administrative Services Agreement with Janus Distributors LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

	(ii)	Form of Lord Abbett Series Fund, Inc. Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

	(jj)	Form of Lord Abbett Series Fund, Inc. Service Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

	(kk)	Form of Lord Abbett Series Fund, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

	(ll)	Form of Lord Abbett Series Fund, Inc. Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-12-502959, filed on December 14, 2012, and incorporated by reference herein.

(1) First Amendment to Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-12-502959, filed on December 14, 2012, and incorporated by reference herein.

	(mm)	Participation Agreement with Van Eck Worldwide Insurance Trust; Included in Registrant’s Form N-6, File No. 033-21754, Accession No. 0000892569-05-000254 filed on April 19, 2005, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-12-502959, filed on December 14, 2012, and incorporated by reference herein.

	(nn)	Service Agreement with Van Eck Securities Corporation; Included in Registrant’s Form N-6, File No. 333-118913, Accession No. 0000892569-05-000054 filed on February 10, 2005, and incorporated by reference herein.

(1) First Amendment to Service Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-12-502959, filed on December 14, 2012, and incorporated by reference herein.

	(oo)	Fund Participation and Service Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-13-399328 filed on October 15, 2013, and incorporated by reference herein.

(1) First Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-14-143822 filed on April 15, 2014, and incorporated by reference herein.

(2) Second Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.

(3) Third Amendment to Fund Participation and Service Agreement

	(pp)	Business Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-13-399328 filed on October 15, 2013, and incorporated by reference herein.

	(qq)	Participation Agreement with Ivy Funds Variable Insurance Portfolios; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-14-143822 filed on April 15, 2014, and incorporated by reference herein.

	(rr)	Exhibit B to the Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

	(ss)	Distribution Fee Agreement with JPMorgan Insurance Trust; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.

	(tt)	Fund Participation Agreement with JPMorgan Insurance Trust (formerly called One Group Investments Trust); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.

(1) First Amendment to Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.

	(uu)	Supplemental Payment Agreement with JPMorgan Insurance Trust (formerly called One Group Investments Trust); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.

(1) First Amendment to the Supplemental Payment Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.

(2) Second Amendment to the Supplemental Payment Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.

(3) Third Amendment to Supplemental Payment Agreement

	(vv)	Distribution and Marketing Support Agreement (Amended and Restated) with BlackRock Variable Series Fund, Inc.; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.

	(ww)	Participation Agreement with Legg Mason Partners III; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein.

	(xx)	Service Agreement with Legg Mason Investor Services, LLC; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(1) First Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein.

(2) Second Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein.

(3) Third Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-304332 filed August 27, 2015, and incorporated by reference herein.

	(yy)	Participation Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 15, 2013, File No. 333-172851, Accession Number 0000950123-13-002255.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-304332 filed August 27, 2015, and incorporated by reference herein.

	(zz)	Administrative Services Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 15, 2013, File No. 333-172851, Accession Number 0000950123-13-002255.

	(aaa)	Distribution and Administrative Services Agreement (Amended and Restated) with Neuberger Berman; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-304332 filed August 27, 2015, and incorporated by reference herein.

	(bbb)	Revenue Sharing Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-152224, Accession Number 0001193125-13-240969.

	(ccc)	Participation Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-152224, Accession Number 0001193125-13-240969.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement

	(ddd)	Revenue Sharing Agreement with Oppenheimer (Amended and Restated)

9.	Opinion and Consent of legal officer of Pacific Life as to the legality of Contracts being registered; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

10.	Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0001193125-15-128817 filed on April 14, 2015 and incorporated by reference herein.

11.	Not applicable

12.	Not applicable

13.	Powers of Attorney; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-13-000801 filed on February 5, 2013 and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life
James T. Morris	Director, Chairman and Chief Executive Officer

Khanh T. Tran	Director and President

Adrian S. Griggs	Executive Vice President and Chief Financial Officer

Sharon. A. Cheever	Director, Senior Vice President and General Counsel

Jane M. Guon	Director, Vice President and Secretary

Edward R. Byrd	Senior Vice President and Chief Accounting Officer

Brian D. Klemens	Vice President and Controller

Dewey P. Bushaw	Executive Vice President

Joseph W. Krum	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive

Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A.

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES

LEGAL STR UCTURE

	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Select Distributors, Inc.	Delaware	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC	Delaware	100
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
Kinzie Member, LLC	Delaware	100
Parcel B Owner LLC	Delaware	88
Kinzie Parcel A Member, LLC	Delaware	100
Parcel A Owner LLC	Delaware	90
PL/KBS Fund Member, LLC	Delaware	100
KBS/PL Properties, L.P.	Delaware	99.9
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	99
Glenoaks Golf Club, LLC	Delaware	100
Polo Fields Golf Club, LLC	Delaware	100
Ridgeview Owner LLC	Delaware	100
PL Regatta Member, LLC	Delaware	100
Regatta Apartments Investors, LLC	Delaware	90
Pacific Asset Loan LLC	Delaware	100
PL Vintage Park Member, LLC	Delaware	100
PL Broadstone Avena Member, LLC	Delaware	100
Broadstone Avena Investors, LLC	Delaware	90
PAR Industrial LLC	Delaware	100
GW Member LLC	Delaware	100
GW Apartments LLC	Delaware	90
PL Sierra Member, LLC	Delaware	100
Sierra at Fall Creek Apartments Investors, LLC	Delaware	90
PL TOR Member LLC	Delaware	100
2803 Riverside Apartment Investors, LLC	Delaware	90
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Asset Advisors LLC	Delaware	100
Swell Investing LLC	Delaware	100
Pacific Private Fund Advisors LLC	Delaware	100
Pacific Absolute Return Strategies GP LLC #	Delaware	100
Pacific Private Equity I GP LLC #	Delaware	100
Pacific Multi-Strategy GP LLC #	Delaware	100
Pacific Life Fund Advisors LLC	Delaware	100
PAM Bank Loan GP LLC #	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Global Advisors LLC	Delaware	100
PGA Multi-Strategy Liquid Alternatives GP, LLC #	Delaware	100
Pacific Services Canada Limited	Canada	100
Pacific Life Reinsurance Company II Limited	Barbados	100
Pacific Baleine Reinsurance Company	Vermont	100
Pacific Private Equity Incentive Allocation LLC	Delaware	100
Aviation Capital Group Corp.	Delaware	100
ACG Acquisition 4063 LLC	Delaware	100
ACG Acquisition 4084 LLC	Delaware	100
ACG Acquisition Ireland III Limited	Ireland	100
ACG Acquisition Ireland V Ltd.	Ireland	100
ACG Acquisition 4658 LLC	Delaware	100
ACG Acquisition 4913 LLC	Delaware	100
ACG Acquisition 4941 LLC	Delaware	100
ACG Acquisition 4942 LLC	Delaware	100
ACG Acquisition 4891 LLC	Delaware	100
ACG Acquisition 5038 LLC	Delaware	100
ACG Acquisition 5063 LLC	Delaware	100
ACG Acquisition 5136 LLC	Delaware	100
ACG Acquisition 38105 LLC	Delaware	100
ACG Acquisition 6584 LLC	Delaware	100
ACG Acquisition 5096 LLC	Delaware	100
ACG Acquisition 5193 LLC	Delaware	100
ACG Acquisition 5278 LLC	Delaware	100
ACG Acquisition 5299 LLC	Delaware	100
ACG Acquisition 6342 LLC	Delaware	100
ACG Acquisition 6693 LLC	Delaware	100
ACG Acquisition 6734 LLC	Delaware	100
ACG Acquisition 38038 LLC	Delaware	100
ACG Acquisition 38884 LLC	Delaware	100
ACG Acquisition 38885 LLC	Delaware	100
ACG Acquisition 39891 LLC	Delaware	100
ACG Acquisition 40547 LLC	Delaware	100
ACG Acquisition 42152 LLC	Delaware	100
ACG Acquisition 42153 LLC	Delaware	100
ACG ECA Ireland Limited	Ireland	100
ACG Bermuda Leasing Limited	Bermuda	100
ACG Acquisition BR 2012-10A LLC	Delaware	100
ACG Acquisition BR 2012-10B LLC	Delaware	100
ACG Acquisition BR 2012-11 LLC	Delaware	100
ACG Acquisition BR 2013-02 LLC	Delaware	100
ACG Acquisition 2688 LLC	Delaware	100
ACG Acquisition 38881 LLC	Delaware	100
ACG Acquisition 39886 LLC	Delaware	100
ACG Acquisition 299495 LLC	Delaware	100
ACG Acquisition 5527 LLC	Delaware	100
ACG Acquisition 5446 LLC	Delaware	100
ACG Acquisition 5716 LLC	Delaware	100
ACG Acquisition 40544 LLC	Delaware	100
ACG Acquisition 39887 LLC	Delaware	100
ACG Acquisition 299496 LLC	Delaware	100
ACG Acquisition 5754 LLC	Delaware	100
ACG Acquisition 5841 LLC	Delaware	100
San Miguel Leasing Cayman Limited	Cayman Islands	100
Aviation Capital Group Cayman Ltd.	Cayman Islands	100
ACG Acquisitions Sweden AB	Sweden	100
ACG Acquisition 6457 LLC	Delaware	100
ACG Acquisition 6498 LLC	Delaware	100
ACG Acquisition VI LLC	Nevada	50
ACG Acquisition XIX LLC	Delaware	20
ACG XIX Holding LLC	Delaware	100
Aviation Capital Group Trust	Delaware	100
ACG Acquisition XX LLC	Delaware	100
ACG Acquisition (Bermuda) Ltd.	Bermuda	100
ACG Acquisition Ireland Limited	Ireland	100
ACG Acquisition XXI LLC	Delaware	100
ACG Trust 2004-1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100
ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition Ireland II Limited	Ireland	100
ACG Acquisition (Bermuda) II Ltd.	Bermuda	100
ACG Acquisition XXIX LLC	Delaware	100
ACG Acquisition 32 LLC	Delaware	100
ACG Acquisition 33 LLC	Delaware	100
ACG Acquisition 36 LLC	Delaware	100
ACG Acquisition 39 LLC	Delaware	100
ACG Acquisition 35 LLC	Delaware	100
Boullioun Aviation Services LLC	Delaware	100
Boullioun Aircraft Holding Company LLC	Delaware	100
Boullioun Portfolio Finance III LLC	Nevada	100
ACG ECA Bermuda Limited	Bermuda	100
ACG III Holding LLC	Delaware	100
ACG Trust III	Delaware	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN III LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
ACG Acquisition 30271 LLC	Delaware	100
ACG Acquisition 30744 LLC	Delaware	100
ACG Acquisition 30745 LLC	Delaware	100
ACG Acquisition 30293 LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
ACG Acquisition 30277 LLC	Delaware	100
Bellevue Aircraft Leasing Limited	Ireland	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100
ACG Acquisition (Bermuda) III Ltd.	Bermuda	100
ACG 2006-ECA LLC	Delaware	100
ACG Acquisition 2692 LLC	Delaware	100
ACG ECA-2006 Ireland Limited	Ireland	100
ACG Acquisition 2987 LLC	Delaware	100
Aviation Capital Group Singapore Pte. Ltd.	Singapore	100
ACG International Ltd.	Bermuda	100
ACG Acquisition 2004-1 Ireland Limited	Ireland	100
ACG 2004-1 Bermuda Limited	Bermuda	100
ACG Acquisition 31 LLC	Delaware	100
ACG Acquisition 37 LLC	Delaware	100
ACG Acquisition 38 LLC	Delaware	100
ACG ECA Singapore Pte. Ltd.	Singapore	100
Bellevue Coastal Leasing LLC	Washington	100
ACG Capital Partners Singapore Pte. Ltd.	Singapore	50
ACGCPS 2011 Pte. Ltd.	Singapore	100
ACG Capital Partners Bermuda Limited	Bermuda	100
ACG Capital Partners Ireland Limited	Ireland	100
ACG Capital Partners LLC	Delaware	100
ACG Trust 2009-1 Holding LLC	Delaware	100
ACG Funding Trust 2009-1	Delaware	100
ACG Acquisition 29677 LLC	Delaware	100
CIAF Leasing	Egypt	10
CIAF Leasing 1 Limited	Ireland	100
Pacific Asset Funding, LLC	Delaware	100
Pacific Life & Annuity Services, Inc.	Colorado	100
Bella Sera Holdings, LLC	Delaware	100
Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re (Australia) Pty Limited	Australia	100
Pacific Life Re Holdings Limited	England	100
Pacific Life Re Services Limited	England	100
Pacific Life Re Limited	England	100
UnderwriteMe Limited	England	76.84
UnderwriteMe Technology Solutions Limited	England	100
Pacific Life Reinsurance (Barbados) Ltd.	Barbados	100
Pacific Annuity Reinsurance Company	Arizona	100

# = Abbreviated structure

Item 27. Number of Contractholders

1) Pacific Value—Approximately	94,295	Qualified
	36,610	Non-Qualified

2) Pacific Value for Prudential Securities—Approximately	31	Qualified
	68	Non-Qualified

3) Pacific Value Select—Approximately	5,323	Qualified
	1,241	Non-Qualified

Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b) (i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life or PSD or that, although previously approved in writing by Pacific Life or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

Item 29. Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, COLI IV Separate Account, COLI V Separate Account, COLI VI Separate Account, COLI X Separate Account, COLI XI Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Separate Account I of Pacific Life Insurance Company, Separate Account I of Pacific Life & Annuity Company.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

(b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

(c) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 60 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 19th day of October, 2015.

SEPARATE ACCOUNT A (Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:
James T. Morris*
Director, Chairman and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY (Depositor)

By:
James T. Morris*
Director, Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 60 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

		Director, Chairman and Chief Executive Officer	October 19, 2015
James T. Morris*

		Director and President	October 19, 2015
Khanh T. Tran*

		Executive Vice President and Chief Financial Officer	October 19, 2015
Adrian S. Griggs*

		Director, Senior Vice President and General Counsel	October 19, 2015
Sharon A. Cheever*

		Director, Vice President and Secretary	October 19, 2015
Jane M. Guon*

		Senior Vice President and Chief Accounting Officer	October 19, 2015
Edward R. Byrd*

		Vice President and Controller	October 19, 2015
Brian D. Klemens*

		Executive Vice President	October 19, 2015
Dewey P. Bushaw*

		Vice President and Treasurer	October 19, 2015
Joseph W. Krum*

*By:	/s/ SHARON A. CHEEVER		October 19, 2015
Sharon A. Cheever
as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 52 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-60833, Accession No. 0000950123-13-000801, filed on February 5, 2013, as Exhibit 13.)